Share Capital - Details of Finder's Warrants Outstanding (Details) - Finder's Warrants		12 Months Ended
		Apr. 30, 2024 shares $ / shares	Jul. 31, 2024 shares	Apr. 30, 2023 shares
Disclosure of classes of share capital [line items]
Warrants outstanding		186,761	186,761	130,111
Range One
Disclosure of classes of share capital [line items]
Expiry Date	[1]	Feb. 03, 2026
Exercise price $ | $ / shares	[1]	$ 23.27
Remaining life (year)	[1]	1 year 6 months 3 days
Warrants outstanding	[1]	130,111
Range Two
Disclosure of classes of share capital [line items]
Expiry Date	[2]	Dec. 08, 2028
Exercise price $ | $ / shares	[2]	$ 1.38
Remaining life (year)	[2]	4 years 4 months 13 days
Warrants outstanding	[2]	56,650

[1]	Exercise price of U.S. $16.81. The figure in the table above is translated at the July 31, 2024 rate.
[2]	Exercise price of U.S. $1.00. The figure in the table above is translated at the July 31, 2024 rate.